INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]	Intangible assets consisted of the following:
	December 31,	December 31,
	2012	2011
Patents	$4,704,853	$-
Software	50,466	50,466
Less: Accumulated amortization	(115,095)	(9,625)
	$4,640,224	$40,841

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Future estimated amortization expenses as of December 31, 2012 for the five succeeding years is as follows:

As of December 31,	Amounts
2013	$374,415
2014	364,790
2015	357,593
2016	357,593
2017	357,593
Thereafter	2,828,240
$4,640,224